Note 18 - Business Combinations and Dispositions	12 Months Ended
Mar. 31, 2020
Statement Line Items [Line Items]
Disclosure of business combinations [text block]
18.	BUSINESS COMBINATIONS AND DISPOSITIONS

(a)	Filter Group

On
October 1, 2018,
Just Energy acquired Filter Group, a leading provider of subscription-based home water filtration systems to residential customers in Canada and the U.S. Headquartered in Toronto, Ontario, Filter Group currently provides under-counter and whole-home water filtration solutions to residential markets in the provinces of Ontario and Manitoba and the states of Nevada, California, Arizona, Michigan and Illinois.

Just Energy acquired all of the issued and outstanding shares of Filter Group and the shareholder loan owing by Filter Group. In addition, Filter Group had approximately
$22
million of
third
party Filter Group debt. The aggregate consideration payable by Just Energy under the Purchase Agreement is composed of: (i)
$14.3
million in cash, fully payable within
180
days of closing; and (ii) earn-out payments of up to
9.5
million Just Energy common shares (with up to an additional
2.4
million Just Energy common shares being issuable to satisfy dividends that otherwise would have been paid in cash on the Just Energy shares issuable pursuant to the earn-out payments (the “DRIP Shares”)), subject to customary closing adjustments. The earn-out payments are contingent on the achievement by Filter Group of certain performance-based milestones specified in the Purchase Agreement in each of the first
three
years following the closing of the acquisition. In addition, the earn-out payments may
be paid
50%
in cash and the DRIP Shares
100%
in cash, at the option of Just Energy.

The CEO of Filter Group is the son of the Executive Chair of Just Energy. As such, this is a related party transaction. The transaction was reviewed by the Strategic Initiatives Committee and it received a fairness opinion from National Bank Financial on the transaction.

Of the
$14.3
million cash consideration for the acquisition of Filter Group,
$1.3
million relates to the purchase of the shares of Filter Group. The remaining
$13.0
million is for the assumption of a shareholder debt owed to a related party, of which
$3.0
million was already paid on the closing date of
October 1, 2018.
Therefore, as at
March 31, 2019,
$11.3
million of the overall cash consideration payable is included in current trade and other payables of the consolidated statements of financial position, of which
$11.1
million is for a related party. The outstanding balance accrued interest at a rate of
1%
per month, beginning
October 1, 2018,
which resulted in
$0.7
million of interest accrued as at
March 31, 2019,
of which
$0.6
million is for a related party.

The contingent consideration relating to the potential earn-out payments over the next three
years was valued at approximately
$24.9
million on
October 1, 2018,
which is the mid-point of the calculated range of
$23.1
million to
$26.8
million. As it does
not
meet the definition of equity, it is carried at fair value through profit or loss and is revalued at each reporting period. Significant assumptions affecting the measurement of contingent consideration each quarter include the Just Energy share price and the performance of Filter Group.

Each quarter the contingent consideration related to the Filter Group acquisition is revalued. To estimate the number of Just Energy common shares that are exchanged in each period, a Monte Carlo simulation model was used where the trailing
12
-month adjusted EBITDA for each period is forecasted based on a Geometric Brownian Motion process. Inputs used in the Monte Carlo simulation model are as follows:

•	Adjusted trailing 12 -months EBITDA as at each quarter-end date;

•	Average EBITDA forecasts for new periods;

•	Implied asset volatility;

•	Equity volatility of Just Energy;

•	Underlying asset price of Just Energy common shares;

•	Dividend yield; and

•	Risk-free rate.

The following is the purchase price allocation for Filter Group:

NET ASSETS ACQUIRED

Working capital	$898
Property and equipment	6,154
Intangible assets	15,600
Goodwill	38,217
Long-term debt	(21,611)
Total consideration	$39,258

Cash consideration	$3,000
Payable to shareholders	11,314
Contingent consideration	24,944
Total consideration	$39,258

The goodwill was calculated as the difference between the fair value of consideration transferred and the fair value of the assets acquired and liabilities assumed. The goodwill acquired as part of the acquisition primarily represents Filter Group’s workforce, operational and strategic management processes and synergies between Just Energy and Filter Group. Goodwill is not
amortized for accounting.

As of
March 31, 2019,
the acquisition accounting for Filter Group has been finalized and closed.

The Company had recorded, at estimated fair value, contingent consideration related to the Filter Group acquisition. As a result of the business not
achieving its EBITDA earn-out targets, the fair value of the contingent consideration was reduced to
$nil,
resulting in other income of
$29.1
million being recognized on the change in estimate of the earn-out value.

The reduction in the Filter Group earn-out obligation as at
March 31, 2020
was a result of the business
not
achieving its
12
-month EBITDA earn-out target for the year ended
March 31, 2020,
in addition to a reduced forecasted EBITDA, a reduction in the trading price of the shares of Just Energy and a reduction in Just Energy’s dividend yield.

(b)	Sale of Georgia operations

On
December 31, 2019,
the Company announced that it had sold all of its customer contracts and natural gas in storage assets in the State of Georgia to Infinite Energy, Inc., for
$4.5
million. A gain on the sale of the Georgia customer contracts of
$1.8
million was recorded in other income, net, within the consolidated statements of loss.